12. SEGMENTS (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Summarized financial information concerning reportable segments
Revenues	$ 1,536,205	$ 234,496	$ 1,118,118	$ 761,042
Cost of product revenue	1,014,807	144,070
Gross profit	521,398	90,426
Loss from operations	(7,993,216)	(2,420,042)	(7,909,169)	(4,622,956)
Other (income) expense	(143,875)	(1,602)	(9,759)	(1,601,269)
Loss before income taxes	(8,137,091)	(2,421,644)	(7,918,928)	(6,224,225)
Property and equipment, net	849,917	825,236	779,297	860,932
Depreciation and amortization expense	104,188	91,847	182,089	219,552
Plasma Collection Center Member
Summarized financial information concerning reportable segments
Revenues	1,529,909	234,496	1,118,118	761,042
Cost of product revenue	1,014,807	144,070
Gross profit	515,102	90,426
Loss from operations	(540,180)	(748,035)	(1,297,802)	(609,676)
Other (income) expense	(3,921)	(4,370)	0	0
Loss before income taxes	(544,101)	(752,405)	(1,297,802)	(609,676)
Property and equipment, net	661,934	741,229	687,462	822,265
Depreciation and amortization expense	86,282	81,036	164,514	197,274
Research And Development Member
Summarized financial information concerning reportable segments
Revenues			0	0
Cost of product revenue
Gross profit
Loss from operations	(4,937,934)	(260,494)	(3,469,078)	(2,581,386)
Other (income) expense			0	0
Loss before income taxes	(4,937,934)	(260,494)	(3,469,078)	(2,581,386)
Property and equipment, net	4,348	20,512	5,967	28,924
Depreciation and amortization expense	1,619	8,412	4,558	18,144
Corporate Member
Summarized financial information concerning reportable segments
Revenues	6,296		0	0
Cost of product revenue
Gross profit	6,296
Loss from operations	(2,515,102)	(1,411,513)	(3,142,289)	(1,431,894)
Other (income) expense	(139,954)	2,768	(9,759)	(1,601,269)
Loss before income taxes	(2,655,056)	(1,408,745)	(3,152,048)	(3,033,163)
Property and equipment, net	183,635	63,495	85,868	9,743
Depreciation and amortization expense	$ 16,287	$ 2,399	$ 13,017	$ 4,134